Federated Hermes Core Bond Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—27.7%
		Federal Home Loan Mortgage Corporation—13.3%
$2,234,485		3.000%, 10/1/2050	$ 2,333,937
15,584		7.500%, 1/1/2027	17,282
2,062		7.500%, 1/1/2031	2,397
800		7.500%, 1/1/2031	902
1,435		7.500%, 1/1/2031	1,663
13,621		7.500%, 2/1/2031	15,773
60,811		7.500%, 2/1/2031	71,225
		TOTAL	2,443,179
		Federal National Mortgage Association—1.3%
18,137		5.000%, 4/1/2036	20,239
127,121		5.500%, 11/1/2035	144,658
32,123		6.000%, 2/1/2026	34,908
1,934		6.000%, 5/1/2036	2,239
413		6.500%, 7/1/2029	467
3,910		6.500%, 5/1/2031	4,463
757		6.500%, 5/1/2030	850
3,486		6.500%, 2/1/2031	3,975
3,066		6.500%, 4/1/2031	3,502
281		6.500%, 4/1/2031	324
3,906		6.500%, 6/1/2031	4,460
6,630		6.500%, 7/1/2031	7,637
820		6.500%, 8/1/2031	921
2,583		7.000%, 4/1/2029	2,964
795		7.000%, 4/1/2029	913
4,175		7.000%, 5/1/2029	4,746
1,978		7.000%, 2/1/2030	2,280
2,056		8.000%, 12/1/2026	2,275
		TOTAL	241,821
		Government National Mortgage Association—0.6%
16,072		5.000%, 7/15/2023	16,474
5,293		7.000%, 10/15/2028	5,919
1,042		7.000%, 12/15/2028	1,167
2,981		7.000%, 2/15/2029	3,260
1,217		7.000%, 6/15/2029	1,372
4,072		8.000%, 10/15/2030	4,663
56,571		8.000%, 11/15/2030	65,288
		TOTAL	98,143
		Uniform Mortgage-Backed Securities, TBA—12.5%
2,250,000	[1]	2.500%, 1/1/2052	2,297,462
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,089,095)	5,080,605
		U.S. TREASURIES—11.1%
		U.S. Treasury Bonds—5.4%
415,000		1.750%, 8/15/2041	402,123

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 540,000		2.375%, 11/15/2049	$ 594,079
		TOTAL	996,202
		U.S. Treasury Notes—5.7%
615,000		0.875%, 9/30/2026	604,341
450,000		1.250%, 8/15/2031	440,041
		TOTAL	1,044,382
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,009,480)	2,040,584
	[2]	AGENCY RISK TRANSFER SECURITIES—10.1%
236,371		FHLMC - STACR, Series 2015-DNA, Class M3, 4.002% (1-month USLIBOR +3.900%), 12/25/2027	237,768
993,611		FHLMC - STACR, Series 2017-DNA3, Class M2, 2.602% (1-month USLIBOR +2.500%), 3/25/2030	1,012,085
587,917		FNMA - CAS 2016-C04, Class 1M2, 4.352% (1-month USLIBOR +4.250%), 1/25/2029	608,618
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $1,895,767)	1,858,471
		COMMERCIAL MORTGAGE-BACKED SECURITY—5.5%
		Non-Agency Commercial Mortgage-Backed Security—5.5%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,020,730
		GOVERNMENT AGENCY—5.2%
		Federal Farm Credit System—5.2%
1,000,000		0.700%, 1/27/2027 (IDENTIFIED COST $1,000,000)	964,577
	[2]	ADJUSTABLE RATE MORTGAGES—0.5%
		Federal Home Loan Mortgage Corporation ARM—0.1%
14,701		1.965%, 7/1/2035	15,256
		Federal National Mortgage Association ARM—0.4%
20,130		1.995%, 7/1/2034	20,897
46,286		2.425%, 2/1/2036	48,724
		TOTAL	69,621
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $81,116)	84,877
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
		Federal National Mortgage Association—0.1%
21,612		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	23,691
		Non-Agency Mortgage-Backed Securities—0.2%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	26,830
4,102	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1,506
		TOTAL	28,336
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $100,494)	52,027
		ASSET-BACKED SECURITY—0.3%
		Auto Receivables—0.3%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027 (IDENTIFIED COST $49,981)	49,238
		INVESTMENT COMPANIES—51.9%
581,253		Federated Hermes Corporate Bond Strategy Portfolio	6,893,660
2,632,217		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	2,632,217
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,608,941)	9,525,877
		TOTAL INVESTMENT IN SECURITIES—112.6% (IDENTIFIED COST $20,864,864)	20,676,986
		OTHER ASSETS AND LIABILITIES - NET—(12.6)%[5]	(2,308,748)
		TOTAL NET ASSETS—100%	$18,368,238

At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[3]United States Treasury Notes 2-Year Long Futures	5	$1,090,859	March 2022	$(2,120)
Short Futures:
[3]United States Treasury Long Bond Short Futures	1	$160,437	March 2022	$2,216
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$96
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,694,850 and $218,426, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2021[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
	CMBX.NA.BBB-.11	Buy	3.000%	11/18/2054	1.26%	$1,000,000	$(47,157)	$(54,506)	$7,349
TOTAL CREDIT DEFAULT SWAPS							$(47,157)	$(54,506)	$7,349
The average notional amount of credit default swap contracts held by the Fund throughout the period was $500,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 9/30/2021	$6,228,970	$1,155,308	$7,384,278
Purchases at Cost	$750,001	$4,704,507	$5,454,508
Proceeds from Sales	$—	$(3,227,598)	$(3,227,598)
Change in Unrealized Appreciation/Depreciation	(85,311)	N/A	$(85,311)
Net Realized Gain/(Loss)	N/A	N/A	N/A
Value as of 12/31/2021	$6,893,660	$2,632,217	$9,525,877
Shares Held as of 12/31/2021	581,253	2,632,217	3,213,470
Dividend Income	$93,379	$113	$93,492
Gain Distributions Received	$2,588	N/A	$2,588
The Fund invests in Federated Hermes Corporate Bond Strategy Portfolio (FCP), a diversified portfolio of Federated Hermes Managed Pool Series (the “Trust”) which is also managed by the Adviser. The investment objective of FCP is to provide total return. Income distributions from FCP are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FCP, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At

December 31, 2021, FCP represents 37.5% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of FCP. A copy of FCP’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of December 31, 2021.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,080,605	$—	$5,080,605
U.S. Treasuries	—	2,040,584	—	2,040,584
Agency Risk Transfer Securities	—	1,858,471	—	1,858,471
Commercial Mortgage-Backed Security	—	1,020,730	—	1,020,730
Government Agency	—	964,577	—	964,577
Adjustable Rate Mortgages	—	84,877	—	84,877
Collateralized Mortgage Obligations	—	52,027	—	52,027
Asset-Backed Security	—	49,238	—	49,238
Investment Companies	9,525,877	—	—	9,525,877
TOTAL SECURITIES	$9,525,877	$11,151,109	$—	$20,676,986
Other Financial Instruments:
Assets
Futures Contracts	$2,216	$—	$—	$2,216
Liabilities
Futures Contracts	(2,120)	—	—	(2,120)
Swap Contracts	—	(47,157)	—	(47,157)
TOTAL OTHER FINANCIAL INSTRUMENTS	$96	$(47,157)	$—	$(47,061)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk